Relationship with Marriott International	12 Months Ended
Dec. 31, 2010
Relationship with Marriott International

14. Relationship with Marriott International

We have entered into various agreements with Marriott, including the management of approximately 60% of our owned hotels, the management of 53 hotels leased from HPT and financing for joint ventures or partnerships, including our JW Marriott Hotel, Mexico City, Mexico and certain limited administrative services.

In 2010, 2009 and 2008, we paid Marriott $111 million, $105 million and $178 million, respectively, in hotel management fees for our owned hotels and approximately $1 million in franchise fees for each of 2010, 2009 and 2008. Additionally, in 2010, we paid $7 million of management fees for the hotels leased from HPT subsequent to the cancellation of the sublease on July 6, 2010. Included in the management fees are amounts paid to The Ritz-Carlton Hotel Company, LLC (Ritz-Carlton), Courtyard Management Corporation and Residence Inn Management Corporation.

We enter into negotiations with Marriott from time to time in order to secure mutually beneficial modifications to the terms of management agreements on an individual or portfolio-wide basis, most typically in connection with repositioning projects or substantial capital investments at our properties. We negotiated amendments to various management agreements with Marriott which became effective in 2006 and agreed, among other matters, to waive performance termination tests through the end of fiscal year 2009, which, based on the terms of agreement, were extended through fiscal year 2011, to modify certain extension tests which condition the manager’s ability to renew the management agreements, and to extend certain contracts for ten additional years. As part of this negotiation, Marriott agreed to make cash payments to us, over time, to reduce an existing cap on the costs and expenses related to chain services that are provided on a centralized basis, as well as to establish a cap on certain other costs, to provide us with an incentive to increase our capital expenditures at the hotels through 2008, to waive certain deferred management fees, and to modify the incentive management fee on certain contracts. We agreed to use a portion of Marriott’s cash payments for brand reinvestment projects at various hotels in our portfolio.